Restricted Investments - Reconciliation of Movement in Investments Held by Environmental Trust Funds (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial assets [line items]
Restricted investments	R 5,263	R 5,083
Fair value gain through profit and loss	52	43	R 118
Total environmental trust funds
Disclosure of financial assets [line items]
Restricted investments	5,244	5,064	3,513
Acquisitions Through Business Combinations, Restricted Investments	0	1,268
Interest income	185	174	R 163
Fair value gain through profit and loss	18	116
Dividend received	14	5
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax	15	22
Equity-linked deposits acquired/(matured)	(260)	400
(Maturity)/acquisition of fixed deposits	(21)	(428)
Net transfer of cash and cash equivalents	281	28
Withdrawal of funds for rehabilitation work performed	(52)	(34)
Collective investment scheme (unit trusts)
Disclosure of financial assets [line items]
Restricted investments	R 49	R 47